SHARE CAPITAL - Disclosure of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	3,981,944	4,382,918
Stock options
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	3,083,378	4,382,918
Top Up Rights
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	898,566	0
WARRANTS
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	0